Juniata Valley Financial Corp. (Parent Company Only) (Schedule of Condensed Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Cash and cash equivalents	$ 8,613	$ 14,397
Investment in unconsolidated subsidiary	4,172	4,000
Investment securities available for sale	126,046	122,338
TOTAL ASSETS	448,782	448,869
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	448,782	448,869
Parent Company [Member]
Cash and cash equivalents	365	231
Investment in bank subsidiary	44,589	45,285
Investment in unconsolidated subsidiary	4,172	4,000
Investment securities available for sale	1,127	954
Other Assets	56	15
TOTAL ASSETS	50,309	50,485
Accounts payable and other liabilities	325	188
STOCKHOLDERS' EQUITY	49,984	50,297
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 50,309	$ 50,485